Significant Accounting Policies (Schedule Of Other Intangible Assets Depreciation Annual Rates) (Details)	12 Months Ended
Dec. 31, 2012
Core Technology [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	18.00%
Customer Relationships And Distribution Network [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	18.00%
Capitalized Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	33.00%
Trademarks [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	30.00%
Covenant Not To Compete [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	49.00%